SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Deferred tax assets (liabilities):
Net operating loss	$ 43,000
Property and equipment	11,000	$ (48,500)
Valuation allowance on deferred tax items	$ (54,000)
Deferred income tax liability		$ (48,500)